Offerings - Offering: 1	Aug. 05, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 62,643,335
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,590.69
Offering Note
(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $9,590.69 was paid in connection with the filing of the Schedule TO-I by T. Rowe Price OHA Select Private Credit Fund (File No. 005-94323) on May 5, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

(b)	Calculated at $153.10 per $1,000,000 of the transaction value.